Components of Other Comprehensive Earnings (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Earnings
The following table shows accumulated other comprehensive earnings ("AOCE") attributable to FIS by component, net of tax, for the year ended December 31, 2017 (in millions):

		Foreign
	Interest Rate	Currency
	Swap	Translation
	Contracts	Adjustments	Other (1)	Total
Balances, December 31, 2016	$1	$(314)	$(18)	$(331)
Other comprehensive gain/(loss) before reclassifications	(1)	25	(25)	(1)
Balances, December 31, 2017	$—	$(289)	$(43)	$(332)

(1)
Includes the minimum pension liability adjustment and the cash settlement payment on treasury lock contracts associated with bridge financing for the SunGard acquisition. This amount will be amortized as an adjustment to interest expense over the ten years in which the related interest payments that were hedged are recognized in income.